Document And Entity Information	Sep. 03, 2026
Document Information [Line Items]
Entity, Registrant Name	BIO-KEY INTERNATIONAL, INC.
Document, Type	8-K
Document, Period End Date	Sep. 03, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-13463
Entity, Tax Identification Number	41-1741861
Entity, Address, Address Line One	101 Crawfords Corner Road, Suite 4116
Entity, Address, City or Town	Holmdel
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07733
City Area Code	732
Local Phone Number	359-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BKYI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001019034